Cash and Securities Held in Trust Account - Schedule of Carrying Value, Excluding Gross Unrealized Holding Loss and Fair Value of Held to Maturity Securities (Details)	Sep. 30, 2021 USD ($)
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	$ 276,083,453
Investment Securities Held-to-Maturity, Gross Unrealized Losses	(2,017)
Investment Securities Held-to-Maturity, Fair Value	276,085,470
U.S. Money Market
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	231
Investment Securities Held-to-Maturity, Fair Value	231
U.S. Treasury Securities
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	276,083,222
Investment Securities Held-to-Maturity, Gross Unrealized Losses	(2,017)
Investment Securities Held-to-Maturity, Fair Value	$ 276,085,239